Quarterly Holdings Report
for
Fidelity Advisor® Multi-Asset Income Fund
September 30, 2024
AMAI-NPRT3-1124
1.9865900.109
Alternative Funds - 1.0%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $29,292,617)	2,944,578	29,180,764

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (d)(e)(f)	399,000	399,839
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (d)(e)(f)	238,000	238,047
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 11.5729% 7/15/2039 (d)(e)(f)	500,000	501,831
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.8014% 7/15/2037 (d)(e)(f)	583,000	585,551
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.5989% 10/20/2037 (d)(e)(f)	190,000	190,039
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.9214% 10/20/2037 (d)(e)(f)	150,000	151,412
Eaton Vance Clo 2020-1 Ltd Series 2024-1A Class D2, CME Term SOFR 3 month Index + 4.5%, 9.8014% 10/15/2037 (d)(e)(f)	327,000	327,045
Golub Capital Partners Clo 37b Ltd Series 2024-60A Class ER, CME Term SOFR 3 month Index + 6%, 11.2846% 10/25/2034 (d)(e)(f)	363,000	355,066
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 11.2417% 7/15/2037 (d)(e)(f)	189,000	190,403
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 6.25% 10/20/2037 (d)(e)(f)(g)	225,000	225,000
Ocp Clo 2017-14 Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 11.2908% 7/20/2037 (d)(e)(f)	261,000	263,780
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 0% 10/20/2037 (d)(e)(f)(g)	420,000	420,084
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 10.9939% 7/20/2037 (d)(e)(f)	1,000,000	1,012,196
Pikes Peak Clo 5 Series 2020-5A Class E, CME Term SOFR 3 month Index + 6.9616%, 12.2436% 4/20/2033 (d)(e)(f)	807,000	807,000
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 6% 10/15/2039 (d)(e)(f)	395,000	395,047
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		5,662,501
UNITED STATES - 0.1%
Croton Pk Clo Ltd Series 2024-1A, CME Term SOFR 3 month Index + 0.555%, 0% 10/15/2036 (d)(e)(f)(g)	1,072,000	1,072,218
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 11.0251% 7/20/2037 (d)(e)(f)	747,000	748,744
TOTAL UNITED STATES		1,820,962
TOTAL ASSET-BACKED SECURITIES (Cost $7,867,577)		7,883,302

Bank Loan Obligations - 4.3%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8932% 8/1/2030 (e)(f)(h)	4,466,250	4,458,791
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.5713% 2/25/2029 (e)(f)(h)	4,254,120	4,211,579
UNITED KINGDOM - 1.4%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.969% 7/21/2030 (e)(f)(h)	24,195,871	24,034,484
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 11.0716% 2/7/2028 (e)(f)(h)	13,365,811	13,338,010
TOTAL UNITED KINGDOM		37,372,494
UNITED STATES - 2.6%
Consumer Discretionary - 1.5%
Broadline Retail - 1.3%
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.7099% 3/5/2028 (e)(f)(h)	36,048,707	36,011,217
Hotels, Restaurants & Leisure - 0.2%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.8465% 1/27/2029 (e)(f)(h)	5,582,432	5,564,233
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.968% 6/6/2031 (e)(f)(h)	498,750	488,466
TOTAL CONSUMER DISCRETIONARY		42,063,916

Financials - 0.5%
Capital Markets - 0.2%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.3454% 2/14/2031 (e)(f)(h)	1,500,000	1,498,230
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.0954% 7/29/2030 (e)(f)(h)	6,244,502	6,238,819
		7,737,049
Insurance - 0.3%
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.1954% 8/19/2028 (e)(f)(h)	8,142,339	8,012,957
TOTAL FINANCIALS		15,750,006

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Packaging Coordinators Midco Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 8.0954% 11/30/2027 (e)(f)(h)	5,586,889	5,581,638
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.6954% 11/23/2028 (e)(f)(h)(i)	1,862,000	1,862,000
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7%, 11.9454% 11/23/2029 (e)(f)(h)(i)	655,000	655,000
		2,517,000
Information Technology - 0.3%
Software - 0.3%
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 9.2467% 10/16/2026 (e)(f)(h)	4,223,943	4,092,620
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.5546% 2/10/2031 (e)(f)(h)	3,277,662	3,277,662
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.3465% 4/14/2031 (e)(f)(h)	2,579,626	2,578,543
		9,948,825
TOTAL UNITED STATES		75,861,385
TOTAL BANK LOAN OBLIGATIONS (Cost $121,834,360)		121,904,249

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/2053 (f) (Cost $178,006)	200,000	97,782

Common Stocks - 47.9%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	595,453	2,161,494
CANADA - 6.2%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Quebecor Inc Class B	453,135	11,830,527
TELUS Corp	301,400	5,056,576
		16,887,103
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.3%
A&W Revenue Royalties Income Fund	79,200	2,077,723
Pizza Pizza Royalty Corp	765,400	7,425,079
Restaurant Brands International Inc	480	34,636
		9,537,438
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (j)	116,400	4,374,736
TOTAL CONSUMER DISCRETIONARY		13,912,174

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	648	35,825
Metro Inc/CN	507	32,048
		67,873
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd	1,849	61,399
Canadian Natural Resources Ltd (United States)	343,700	11,414,277
Cenovus Energy Inc	260	4,348
Cenovus Energy Inc (United States) (k)	649,627	10,868,260
Enbridge Inc	94,700	3,846,958
Freehold Royalties Ltd (k)	245,000	2,545,196
Imperial Oil Ltd	93,933	6,608,544
		35,348,982
Financials - 1.5%
Banks - 0.8%
Royal Bank of Canada	101,588	12,679,252
Toronto-Dominion Bank/The	129,900	8,214,018
		20,893,270
Capital Markets - 0.7%
Brookfield Corp Class A	199,400	10,590,338
TMX Group Ltd	260,000	8,149,211
		18,739,549
TOTAL FINANCIALS		39,632,819

Industrials - 0.1%
Machinery - 0.1%
ATS Corp (j)	103,900	3,014,556
Information Technology - 0.3%
IT Services - 0.3%
Shopify Inc Class A (j)	88,500	7,090,077
Materials - 1.0%
Containers & Packaging - 0.4%
CCL Industries Inc Class B	166,936	10,176,992
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA (United States)	223,400	17,997,104
TOTAL MATERIALS		28,174,096

Real Estate - 0.2%
Retail REITs - 0.2%
RioCan Real Estate Investment Trust	401,200	6,045,662
Utilities - 0.8%
Gas Utilities - 0.2%
AltaGas Ltd	187,700	4,646,527
Independent Power and Renewable Electricity Producers - 0.6%
TransAlta Corp	1,498,400	15,532,972
TOTAL UTILITIES		20,179,499

TOTAL CANADA		170,352,841
CHINA - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	19,583	4,700,116
FRANCE - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vallourec SACA (j)	705,106	10,662,714
GERMANY - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Siemens AG	156	31,560
IRELAND - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	290	102,509
ITALY - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	281	20,394
JAPAN - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Hitachi Ltd	1,691	44,841
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	1,651	76,981
MONACO - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Scorpio Tankers Inc	171,725	12,243,993
NORWAY - 1.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Frontline PLC (k)	1,604,341	36,659,192
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	27,925	4,849,735
UNITED KINGDOM - 1.9%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Genius Sports Ltd Class A (j)	1,415,747	11,099,456
Consumer Staples - 0.8%
Personal Care Products - 0.4%
Unilever PLC	624	40,456
Unilever PLC ADR	193,300	12,556,768
		12,597,224
Tobacco - 0.4%
British American Tobacco PLC ADR	294,100	10,758,178
TOTAL CONSUMER STAPLES		23,355,402

Health Care - 0.4%
Pharmaceuticals - 0.4%
Astrazeneca PLC	65,836	10,256,356
Industrials - 0.1%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (j)	4,919	34,814
Industrial Conglomerates - 0.1%
DCC PLC	52,716	3,590,888
TOTAL INDUSTRIALS		3,625,702

Utilities - 0.2%
Multi-Utilities - 0.2%
National Grid PLC	325,000	4,492,478
TOTAL UNITED KINGDOM		52,829,394
UNITED STATES - 37.2%
Communication Services - 3.3%
Diversified Telecommunication Services - 0.0%
AT&T Inc	3,224	70,928
Verizon Communications Inc	2,043	91,751
		162,679
Entertainment - 0.1%
Walt Disney Co/The	36,007	3,463,513
Interactive Media & Services - 2.4%
Alphabet Inc Class A	167,262	27,740,403
Meta Platforms Inc Class A	66,900	38,296,236
		66,036,639
Media - 0.6%
Comcast Corp Class A (q)	253,289	10,579,882
EchoStar Corp (b)(g)	106,990	3,000,000
EchoStar Corp Class A (j)	104,847	2,602,302
Interpublic Group of Cos Inc/The	954	30,175
		16,212,359
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	29,421	6,071,318
TOTAL COMMUNICATION SERVICES		91,946,508

Consumer Discretionary - 1.9%
Broadline Retail - 1.1%
Amazon.com Inc (j)	172,700	32,179,191
Diversified Consumer Services - 0.0%
H&R Block Inc	779	49,505
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs Inc	38,996	5,272,649
McDonald's Corp	21,266	6,475,710
Monarch Casino & Resort Inc	38,100	3,020,187
Red Rock Resorts Inc Class A	63,566	3,460,533
Starbucks Corp	177	17,256
		18,246,335
Leisure Products - 0.1%
Topgolf Callaway Brands Corp (j)	335,000	3,678,300
Specialty Retail - 0.1%
Burlington Stores Inc (j)	225	59,283
Dick's Sporting Goods Inc	211	44,036
Lowe's Cos Inc	349	94,527
Murphy USA Inc	7,400	3,647,238
TJX Cos Inc/The	998	117,305
		3,962,389
Textiles, Apparel & Luxury Goods - 0.0%
Columbia Sportswear Co	72	5,989
Tapestry Inc	711	33,403
		39,392
TOTAL CONSUMER DISCRETIONARY		58,155,112

Consumer Staples - 2.6%
Beverages - 0.7%
Coca-Cola Co/The	1,518	109,083
Keurig Dr Pepper Inc (q)	512,737	19,217,383
		19,326,466
Consumer Staples Distribution & Retail - 0.7%
Albertsons Cos Inc	495,196	9,151,222
BJ's Wholesale Club Holdings Inc (j)	439	36,209
Costco Wholesale Corp (q)	12,712	11,269,442
Dollar Tree Inc (j)	211	14,838
Target Corp	492	76,683
Walmart Inc	2,455	198,241
		20,746,635
Food Products - 0.1%
JM Smucker Co	199	24,099
Mondelez International Inc	43,951	3,237,870
		3,261,969
Household Products - 0.4%
Clorox Co/The (q)	25,800	4,203,078
Procter & Gamble Co/The	50,354	8,721,313
		12,924,391
Personal Care Products - 0.7%
Kenvue Inc	830,267	19,204,076
TOTAL CONSUMER STAPLES		75,463,537

Energy - 6.0%
Oil, Gas & Consumable Fuels - 6.0%
Centrus Energy Corp Class A (j)(k)	153,523	8,420,737
Cheniere Energy Inc (q)	147,000	26,436,480
DHT Holdings Inc (k)	6,663,789	73,501,593
Energy Transfer LP	1,158,200	18,589,110
Enterprise Products Partners LP	1,993	58,016
Exxon Mobil Corp	51,430	6,028,625
Hess Corp	434	58,937
Hess Midstream LP Class A	212,300	7,487,821
International Seaways Inc	204,907	10,565,005
MPLX LP	156,900	6,975,774
Phillips 66	291	38,252
Shell PLC	1,233	40,001
Targa Resources Corp	67,100	9,931,471
Valero Energy Corp	224	30,247
		168,162,069
Financials - 2.5%
Banks - 2.1%
Bank of America Corp	4,391	174,235
Citigroup Inc (q)	207,800	13,008,280
Huntington Bancshares Inc/OH	5,157	75,808
JPMorgan Chase & Co (q)	61,513	12,970,631
M&T Bank Corp	558	99,391
PNC Financial Services Group Inc/The	69,075	12,768,514
Synovus Financial Corp	60,000	2,668,200
Truist Financial Corp	296,200	12,668,474
US Bancorp	1,556	71,156
Wells Fargo & Co	2,619	147,947
		54,652,636
Capital Markets - 0.0%
BlackRock Inc	86	81,658
Consumer Finance - 0.2%
Capital One Financial Corp	429	64,234
Discover Financial Services	38,800	5,443,252
		5,507,486
Financial Services - 0.2%
Apollo Global Management Inc	399	49,839
Toast Inc Class A (j)	153,900	4,356,909
Visa Inc Class A	217	59,664
		4,466,412
Insurance - 0.0%
American Financial Group Inc/OH	412	55,455
Chubb Ltd	590	170,150
Hartford Financial Services Group Inc/The	1,181	138,897
Marsh & McLennan Cos Inc	472	105,298
Travelers Cos Inc/The	454	106,290
		576,090
TOTAL FINANCIALS		65,284,282

Health Care - 2.3%
Biotechnology - 0.7%
Abbvie Inc	17,551	3,465,971
Gilead Sciences Inc	198,391	16,633,101
		20,099,072
Health Care Providers & Services - 0.4%
Cigna Group/The	191	66,170
CVS Health Corp	160,400	10,085,952
UnitedHealth Group Inc	940	549,599
		10,701,721
Life Sciences Tools & Services - 0.2%
Danaher Corp	15,619	4,342,394
Pharmaceuticals - 1.0%
Eli Lilly & Co (q)	11,792	10,447,004
GSK PLC	1,673	34,064
Johnson & Johnson	44,798	7,259,964
Merck & Co Inc	58,085	6,596,133
Pfizer Inc	113,300	3,278,902
Roche Holding AG	176	56,323
Royalty Pharma PLC Class A	830	23,481
Sanofi SA	672	77,374
		27,773,245
TOTAL HEALTH CARE		62,916,432

Industrials - 5.3%
Aerospace & Defense - 2.1%
BWX Technologies Inc	78,700	8,554,690
Byrna Technologies Inc (j)(k)	610,803	10,365,327
GE Aerospace	1,000	188,580
General Dynamics Corp	18,463	5,579,519
Huntington Ingalls Industries Inc	26,853	7,099,396
Lockheed Martin Corp	15,000	8,768,400
Northrop Grumman Corp	13,347	7,048,150
RTX Corp	64,500	7,814,820
Spirit AeroSystems Holdings Inc Class A (j)	314	10,207
		55,429,089
Building Products - 0.2%
Johnson Controls International plc	77,766	6,035,419
Commercial Services & Supplies - 0.1%
GEO Group Inc/The (j)	241,203	3,099,459
GFL Environmental Inc Subordinate Voting Shares	554	22,099
Veralto Corp	272	30,426
		3,151,984
Construction & Engineering - 0.3%
EMCOR Group Inc	14,000	6,027,420
MDU Resources Group Inc	128,500	3,522,185
		9,549,605
Electrical Equipment - 0.9%
AMETEK Inc	448	76,926
Eaton Corp PLC (q)	20,000	6,628,800
GE Vernova Inc	42,895	10,937,367
Generac Holdings Inc (j)	36,300	5,767,344
Regal Rexnord Corp	19,136	3,174,280
		26,584,717
Ground Transportation - 0.3%
Norfolk Southern Corp	29,976	7,449,036
Industrial Conglomerates - 0.1%
3M Co	30,400	4,155,680
Machinery - 0.1%
Crane Co	536	84,838
Hillenbrand Inc	398	11,063
ITT Inc	24,541	3,669,125
		3,765,026
Passenger Airlines - 0.7%
Alaska Air Group Inc (j)	218,800	9,891,948
Delta Air Lines Inc (q)	191,100	9,705,969
		19,597,917
Professional Services - 0.1%
KBR Inc	696	45,330
Verra Mobility Corp Class A (j)	133,241	3,705,432
		3,750,762
Trading Companies & Distributors - 0.4%
FTAI Aviation Ltd	32,000	4,252,800
Watsco Inc	12,241	6,021,103
		10,273,903
TOTAL INDUSTRIALS		149,743,138

Information Technology - 8.3%
Communications Equipment - 0.3%
Cisco Systems Inc	167,695	8,924,728
Electronic Equipment, Instruments & Components - 0.6%
Crane NXT Co	47,085	2,641,469
TD SYNNEX Corp	123,867	14,873,949
		17,515,418
IT Services - 0.0%
Amdocs Ltd	684	59,836
GTT Communications Inc (i)(j)	1,508	67,302
		127,138
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices Inc	288	66,289
Broadcom Inc	110,160	19,002,600
Micron Technology Inc	68,500	7,104,135
NVIDIA Corp	355,100	43,123,344
		69,296,368
Software - 2.7%
Gen Digital Inc	1,020	27,979
Microsoft Corp	102,158	43,958,587
MicroStrategy Inc Class A (j)(k)	84,480	14,243,328
Roper Technologies Inc	5,900	3,282,996
Tyler Technologies Inc (j)	12,500	7,296,500
Zoom Video Communications Inc Class A (j)	78,418	5,468,871
		74,278,261
Technology Hardware, Storage & Peripherals - 2.2%
Apple Inc (q)	271,653	63,295,149
TOTAL INFORMATION TECHNOLOGY		233,437,062

Materials - 1.0%
Chemicals - 0.0%
Linde PLC	492	234,615
Containers & Packaging - 0.8%
AptarGroup Inc	51,700	8,281,823
Ball Corp	881	59,829
Crown Holdings Inc	60,260	5,777,729
Graphic Packaging Holding CO	284,100	8,406,519
		22,525,900
Metals & Mining - 0.2%
ATI Inc (j)	102,300	6,844,893
Freeport-McMoRan Inc	1,878	93,750
		6,938,643
TOTAL MATERIALS		29,699,158

Real Estate - 2.4%
Health Care REITs - 0.2%
Ventas Inc	86,100	5,521,593
Industrial REITs - 0.4%
EastGroup Properties Inc	25,000	4,670,500
Prologis Inc	25,300	3,194,884
Terreno Realty Corp	39,600	2,646,468
		10,511,852
Office REITs - 0.3%
BXP Inc	59,400	4,779,324
Postal Realty Trust Inc Class A	233,194	3,413,960
		8,193,284
Residential REITs - 0.2%
Invitation Homes Inc	104,200	3,674,092
Mid-America Apartment Communities Inc	24,900	3,956,610
		7,630,702
Retail REITs - 0.7%
Agree Realty Corp	61,100	4,602,663
Macerich Co/The	217,200	3,961,728
NNN REIT Inc	96,100	4,659,889
Tanger Inc	129,800	4,306,764
		17,531,044
Specialized REITs - 0.6%
American Tower Corp	29,869	6,946,335
CubeSmart	51,000	2,745,330
Equinix Inc	8,000	7,101,040
Lamar Advertising Co Class A	805	107,548
Public Storage Operating Co	165	60,039
		16,960,292
TOTAL REAL ESTATE		66,348,767

Utilities - 1.6%
Electric Utilities - 0.4%
Constellation Energy Corp	38,379	9,979,308
Exelon Corp	848	34,386
FirstEnergy Corp	699	31,001
NextEra Energy Inc	1,628	137,615
PG&E Corp	2,084	41,201
Southern Co/The	1,023	92,254
		10,315,765
Gas Utilities - 0.0%
Southwest Gas Holdings Inc	314	23,161
Independent Power and Renewable Electricity Producers - 1.1%
Talen Energy Corp (j)	62,900	11,211,296
Vistra Corp	176,373	20,907,255
		32,118,551
Multi-Utilities - 0.1%
Ameren Corp	386	33,760
CenterPoint Energy Inc	1,061	31,215
Sempra	50,300	4,206,589
WEC Energy Group Inc	391	37,606
		4,309,170
TOTAL UTILITIES		46,766,647

TOTAL UNITED STATES		1,047,922,712
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd	250,000	3,408,629
TOTAL COMMON STOCKS (Cost $1,114,722,803)		1,346,067,105

Convertible Corporate Bonds - 6.0%
	Principal Amount (a)	Value ($)
CHINA - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Alibaba Group Holding Ltd 0.5% 6/1/2031 (d)	7,270,000	8,938,465
UNITED STATES - 5.7%
Communication Services - 0.8%
Entertainment - 0.3%
Liberty Media Corp 2.375% 9/30/2053 (d)	6,385,000	7,620,498
Media - 0.5%
DISH Network Corp 0% 12/15/2025	6,670,000	5,769,956
DISH Network Corp 3.375% 8/15/2026	11,380,000	9,130,807
		14,900,763
TOTAL COMMUNICATION SERVICES		22,521,261

Consumer Discretionary - 0.5%
Automobiles - 0.3%
Lucid Group Inc 1.25% 12/15/2026 (d)	3,530,000	2,362,893
Rivian Automotive Inc 3.625% 10/15/2030 (d)	8,165,000	6,445,640
		8,808,533
Hotels, Restaurants & Leisure - 0.2%
Penn Entertainment Inc 2.75% 5/15/2026	6,250,000	6,748,247
TOTAL CONSUMER DISCRETIONARY		15,556,780

Health Care - 1.0%
Biotechnology - 0.5%
Alnylam Pharmaceuticals Inc 1% 9/15/2027	5,230,000	6,113,870
Cytokinetics Inc 3.5% 7/1/2027	2,425,000	3,133,100
Exact Sciences Corp 2% 3/1/2030 (d)	3,745,000	4,269,300
		13,516,270
Health Care Equipment & Supplies - 0.5%
Insulet Corp 0.375% 9/1/2026	6,600,000	7,877,100
Merit Medical Systems Inc 3% 2/1/2029 (d)	4,475,000	5,824,213
		13,701,313
TOTAL HEALTH CARE		27,217,583

Industrials - 1.5%
Aerospace & Defense - 0.4%
Axon Enterprise Inc 0.5% 12/15/2027	5,755,000	10,321,593
Construction & Engineering - 0.3%
Fluor Corp 1.125% 8/15/2029	6,955,000	8,492,055
Passenger Airlines - 0.2%
JetBlue Airways Corp 2.5% 9/1/2029 (d)	5,190,000	6,523,830
Professional Services - 0.6%
Parsons Corp 2.625% 3/1/2029 (d)	14,515,000	18,223,583
TOTAL INDUSTRIALS		43,561,061

Information Technology - 1.2%
IT Services - 0.4%
Core Scientific Inc 3% 9/1/2029 (d)	9,175,000	12,617,582
Semiconductors & Semiconductor Equipment - 0.4%
Semtech Corp 1.625% 11/1/2027	4,000,000	5,656,000
Wolfspeed Inc 1.875% 12/1/2029	13,970,000	5,196,840
		10,852,840
Software - 0.4%
Pagaya Technologies Ltd 6.125% 10/1/2029 (d)	1,500,000	1,549,499
Varonis Systems Inc 1% 9/15/2029 (d)	3,580,000	3,839,550
Zscaler Inc 0.125% 7/1/2025	3,500,000	4,270,000
		9,659,049
TOTAL INFORMATION TECHNOLOGY		33,129,471

Materials - 0.2%
Metals & Mining - 0.2%
MP Materials Corp 3% 3/1/2030 (d)	5,000,000	5,480,721
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp 0.5% 4/1/2027	1,953,000	1,420,807
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Sunnova Energy International Inc 2.625% 2/15/2028	19,020,000	12,302,136
TOTAL UNITED STATES		161,189,820
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $156,463,281)		170,128,285

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Financials - 0.1%
Financial Services - 0.1%
Apollo Global Management Inc Series A, 6.75%	61,000	4,166,910
Utilities - 0.2%
Electric Utilities - 0.2%
NextEra Energy Inc 7.299%	100,000	5,570,000
TOTAL UNITED STATES		9,736,910
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,714,626)		9,736,910

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
MEXICO - 0.1%
United Mexican States 6.338% 5/4/2053 (Cost $4,151,230)	4,100,000	4,075,656

Non-Convertible Corporate Bonds - 12.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Mineral Resources Ltd 8% 11/1/2027 (d)		5,195,000	5,336,086
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (d)		10,470,000	10,410,426
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.75% 9/19/2029 (d)(l)		1,400,000	1,387,582
CANADA - 0.7%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		2,340,000	2,431,790
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Enbridge Inc 7.2% 6/27/2054 (f)		2,405,000	2,521,409
Enbridge Inc 8.5% 1/15/2084 (f)		7,465,000	8,349,588
			10,870,997
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (d)		750,000	815,610
Industrials - 0.1%
Machinery - 0.1%
ATS Corp 6.5% 8/21/2032	CAD	4,260,000	3,174,817
TOTAL CANADA			17,293,214
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)		1,500,000	1,537,613
FRANCE - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (d)		1,555,000	1,093,503
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA 7.5% 4/15/2032 (d)		9,220,000	9,780,189
TOTAL FRANCE			10,873,692
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Tullow Oil PLC 10.25% 5/15/2026 (d)		3,705,000	3,386,602
IRELAND - 0.3%
Financials - 0.2%
Financial Services - 0.2%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		2,200,000	2,196,480
GGAM Finance Ltd 8% 6/15/2028 (d)		3,400,000	3,644,314
			5,840,794
Industrials - 0.1%
Air Freight & Logistics - 0.1%
AerCap Global Aviation Trust 6.5% 6/15/2045 (d)(f)		2,600,000	2,595,945
TOTAL IRELAND			8,436,739
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Cruise Yacht Upper HoldCo Ltd 11.875% 7/5/2028		1,200,000	1,233,000
MEXICO - 1.4%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Petroleos Mexicanos 6.95% 1/28/2060		50,935,000	36,449,086
PANAMA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 6.875% 9/15/2027 (d)		925,000	921,784
UNITED KINGDOM - 0.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		5,450,000	5,276,332
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (d)		3,850,000	4,047,522
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (d)		1,500,000	1,386,563
TOTAL CONSUMER DISCRETIONARY			5,434,085

TOTAL UNITED KINGDOM			10,710,417
UNITED STATES - 8.2%
Communication Services - 2.4%
Media - 2.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		4,206,000	2,685,059
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)		4,145,000	4,406,624
DISH Network Corp 11.75% 11/15/2027 (d)		16,250,000	17,054,867
EchoStar Corp 10.75% 9/27/2029 (d)(g)		25,750,000	24,999,903
Univision Communications Inc 4.5% 5/1/2029 (d)		6,330,000	5,654,737
Warnermedia Holdings Inc 5.141% 3/15/2052		4,145,000	3,196,933
Warnermedia Holdings Inc 5.391% 3/15/2062		4,220,000	3,233,961
			61,232,084
Consumer Discretionary - 0.9%
Broadline Retail - 0.2%
Wayfair LLC 7.25% 10/31/2029 (d)(g)		5,500,000	5,634,531
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032		1,500,000	1,509,822
TKC Holdings Inc 6.875% 5/15/2028 (d)		1,190,000	1,175,632
			2,685,454
Hotels, Restaurants & Leisure - 0.3%
Churchill Downs Inc 5.75% 4/1/2030 (d)		4,100,000	4,104,491
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 6.75% 1/15/2030 (d)		4,320,000	4,024,762
Light & Wonder International Inc 7.5% 9/1/2031 (d)		2,580,000	2,706,110
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		1,375,000	1,395,142
			12,230,505
Specialty Retail - 0.2%
Carvana Co 5.625% 10/1/2025 (d)		4,000,000	3,923,620
LCM Investments Holdings II LLC 8.25% 8/1/2031 (d)		3,250,000	3,450,915
			7,374,535
Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide Inc 4% 8/15/2029 (d)		3,845,000	3,392,800
TOTAL CONSUMER DISCRETIONARY			31,317,825

Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.3%
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		3,950,000	4,107,645
US Foods Inc 5.75% 4/15/2033 (d)		2,470,000	2,472,651
Walgreens Boots Alliance Inc 8.125% 8/15/2029		1,750,000	1,746,641
			8,326,937
Food Products - 0.2%
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)		4,960,000	5,134,282
Personal Care Products - 0.1%
Hfc Prestige Products Inc/Hfc Prestige International Us LLC 6.625% 7/15/2030 (d)		2,605,000	2,706,690
TOTAL CONSUMER STAPLES			16,167,909

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
CVR Energy Inc 5.75% 2/15/2028 (d)		2,140,000	2,009,677
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		3,650,000	3,840,333
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)		3,525,000	3,673,099
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		2,500,000	2,575,270
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)		7,455,000	7,798,705
			19,897,084
Financials - 0.5%
Capital Markets - 0.2%
Coinbase Global Inc 3.375% 10/1/2028 (d)		6,000,000	5,390,826
Insurance - 0.3%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (d)		1,135,000	1,094,674
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)		6,610,000	6,933,288
Ryan Specialty LLC 5.875% 8/1/2032 (d)		1,770,000	1,799,490
			9,827,452
TOTAL FINANCIALS			15,218,278

Health Care - 0.3%
Health Care Providers & Services - 0.3%
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		4,850,000	4,263,378
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		2,800,000	2,823,310
			7,086,688
Industrials - 1.2%
Air Freight & Logistics - 0.4%
Rand Parent LLC 8.5% 2/15/2030 (d)		9,690,000	9,882,279
Commercial Services & Supplies - 0.5%
Artera Services LLC 8.5% 2/15/2031 (d)		3,750,000	3,713,339
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		3,800,000	4,069,234
GEO Group Inc/The 8.625% 4/15/2029		3,750,000	3,898,440
Madison IAQ LLC 5.875% 6/30/2029 (d)		765,000	744,775
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		4,350,000	4,263,000
			16,688,788
Construction & Engineering - 0.1%
Pike Corp 5.5% 9/1/2028 (d)		1,000,000	979,387
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		1,615,000	1,670,516
			2,649,903
Trading Companies & Distributors - 0.2%
Fortress Transportation and Infrastructure Investors LLC 7% 5/1/2031 (d)		5,000,000	5,262,590
TOTAL INDUSTRIALS			34,483,560

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.3%
CPI CG Inc 10% 7/15/2029 (d)		1,395,000	1,468,238
Lightning Power LLC 7.25% 8/15/2032 (d)		4,455,000	4,684,597
			6,152,835
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		1,500,000	1,507,500
Software - 0.4%
Cloud Software Group Inc 9% 9/30/2029 (d)		3,885,000	3,953,416
McAfee Corp 7.375% 2/15/2030 (d)		4,090,000	3,989,213
UKG Inc 6.875% 2/1/2031 (d)		4,325,000	4,469,027
			12,411,656
TOTAL INFORMATION TECHNOLOGY			20,071,991

Materials - 0.6%
Chemicals - 0.3%
Avient Corp 6.25% 11/1/2031 (d)		1,890,000	1,937,492
Olympus Water US Holding Corp 7.125% 10/1/2027 (d)		2,800,000	2,857,646
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		4,445,000	4,175,558
			8,970,696
Containers & Packaging - 0.0%
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		1,065,000	1,098,767
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		3,595,000	3,832,360
ATI Inc 5.875% 12/1/2027		4,343,000	4,337,409
			8,169,769
TOTAL MATERIALS			18,239,232

Utilities - 0.2%
Electric Utilities - 0.2%
PG&E Corp 7.375% 3/15/2055 (f)		1,500,000	1,573,310
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		3,800,000	4,091,072
			5,664,382
TOTAL UNITED STATES			229,379,033
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		2,760,000	2,763,450
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		2,750,000	2,914,846

TOTAL ZAMBIA			5,678,296
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $330,840,612)			343,033,570

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Utilities - 0.1%
Multi-Utilities - 0.1%
SCE Trust IV 5.375% (f)(m)	60,000	1,448,400
SCE Trust VI 5% (m)	27,100	556,905

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $1,980,883)		2,005,305

Preferred Securities - 2.9%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 7.375% (d)(f)(m)	3,060,000	3,200,459
UNITED STATES - 2.8%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
BP Capital Markets PLC 6.45% (f)(m)	5,700,000	6,026,485
Energy Transfer LP 6.5% (f)(m)	2,450,000	2,504,290
Energy Transfer LP 6.625% (f)(m)	13,653,000	13,572,871
Energy Transfer LP 6.75% (f)(m)	3,700,000	3,774,928
Energy Transfer LP Series G, 7.125% (f)(m)	9,365,000	9,818,616
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 9.4897% (e)(f)(m)	6,075,000	6,124,093
		41,821,283
Financials - 0.7%
Banks - 0.2%
JPMorgan Chase & Co 6.875% (f)(m)	6,425,000	6,924,995
Capital Markets - 0.3%
Goldman Sachs Group Inc/The 6.125% (f)(m)	1,935,000	1,945,020
Goldman Sachs Group Inc/The 7.5% (f)(m)	2,700,000	2,950,679
State Street Corp 6.7% (f)(m)	3,400,000	3,532,369
		8,428,068
Consumer Finance - 0.2%
Discover Financial Services 5.5% (f)(m)	4,930,000	4,827,447
Insurance - 0.0%
Alliant Holdings LP 10.5% (f)(i)(m)	1,452,000	1,435,549
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Aircastle Ltd 5.25% (d)(f)(m)	5,115,000	5,087,723
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp 7% (d)(f)(m)	6,495,000	6,761,785
Vistra Corp 8% (d)(f)(m)	3,735,000	4,050,524
		10,812,309
TOTAL UNITED STATES		79,337,374
TOTAL PREFERRED SECURITIES (Cost $76,577,294)		82,537,833

U.S. Treasury Obligations - 23.8%
	Yield (%) (n)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.25% 2/15/2054	3.97 to 4.82	298,900,000	304,597,781
US Treasury Bonds 4.25% 8/15/2054	4.09 to 4.11	29,900,000	30,530,703
US Treasury Notes 3.5% 4/30/2030	3.38 to 5.04	303,526,000	301,830,522
US Treasury Notes 4.25% 6/30/2029	3.65 to 4.17	27,863,000	28,684,095
TOTAL U.S. TREASURY OBLIGATIONS (Cost $653,431,302)			665,643,101

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o)	4.89	98,209,840	98,229,482
Fidelity Securities Lending Cash Central Fund (o)(p)	4.89	65,296,722	65,303,251
TOTAL MONEY MARKET FUNDS (Cost $163,532,733)			163,532,733

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $2,670,587,324)	2,945,826,595
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(132,275,996)
NET ASSETS - 100.0%	2,813,550,599

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Apple Inc	Chicago Board Options Exchange	900	20,970,000	245.00	11/15/24	(355,500)
Cheniere Energy Inc	Chicago Board Options Exchange	500	8,992,000	195.00	11/15/24	(62,500)
Citigroup Inc	Chicago Board Options Exchange	500	3,130,000	62.00	11/15/24	(141,250)
Clorox Co/The	Chicago Board Options Exchange	64	1,042,624	180.00	12/20/24	(11,520)
Comcast Corp Class A	Chicago Board Options Exchange	500	2,088,500	42.00	11/15/24	(78,750)
Costco Wholesale Corp	Chicago Board Options Exchange	30	2,659,560	950.00	10/18/24	(5,400)
Delta Air Lines Inc	Chicago Board Options Exchange	300	1,523,700	50.00	11/15/24	(99,000)
Eaton Corp PLC	Chicago Board Options Exchange	50	1,657,200	330.00	01/17/25	(116,500)
Eli Lilly & Co	Chicago Board Options Exchange	38	3,366,572	990.00	11/15/24	(49,770)
JPMorgan Chase & Co	Chicago Board Options Exchange	100	2,108,600	225.00	11/15/24	(26,000)
Keurig Dr Pepper Inc	Chicago Board Options Exchange	1,200	4,497,600	40.00	01/17/25	(69,000)

						(1,015,190)
TOTAL WRITTEN OPTIONS						(1,015,190)

Currency Abbreviations
CAD	-	Canadian Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,180,764 or 1.1% of net assets.

(c)	Affiliated Fund
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $379,803,662 or 13.2% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Level 3 security
(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,387,582 or 0.0% of net assets.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.
(q)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $52,036,356.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	3,000,000

Fidelity Private Credit Company LLC	4/28/22 - 9/11/24	29,292,617

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	15,238,298	912,268,081	829,277,521	889,103	624	-	98,229,482	0.2%
Fidelity Securities Lending Cash Central Fund	27,529,938	470,389,435	432,616,122	126,214	-	-	65,303,251	0.3%
Total	42,768,236	1,382,657,516	1,261,893,643	1,015,317	624	-	163,532,733

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Company LLC	24,121,580	5,505,438	-	2,297,774	-	(446,254)	29,180,764
	24,121,580	5,505,438	-	2,297,774	-	(446,254)	29,180,764

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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